Financial Information as per operating segments (Details 11) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net income of year	$ 137,292,684	$ 176,544,797	$ 118,425,443
Finance costs	79,947,714	97,165,278	77,023,048
Gains (losses) on exchange differences	(1,473,550)	17,797,269	65,944,570
Result as per adjustment units	(17,631,014)	(10,722,033)	(14,025,895)
Adjusted operating result	193,176,343	262,606,953	239,966,967
Depreciation and amortization	155,358,693	153,234,224	126,119,198
Operating segments [member]
IfrsStatementLineItems [Line Items]
Net income of year	137,292,684	176,544,797	118,425,443
Other gains (losses)	27,672,922	94,937	13,316,208
Finance income	(27,522,243)	(38,102,053)	(39,402,492)
Finance costs	79,947,714	97,165,278	77,023,048
Share of net income (loss) of joint ventures and associates accounted for using the equity method	14,352,591	9,494,703	19,217,758
Gains (losses) on exchange differences	(1,473,550)	17,797,269	65,944,570
Result as per adjustment units	17,631,014	10,722,033	14,025,895
Income tax (expense) benefit	(27,051,867)	(11,015,074)	(15,267,255)
Adjusted operating result	220,849,265	262,701,890	253,283,175
Depreciation and amortization	155,358,693	153,234,224	126,119,198
ORBDA	$ 376,207,958	$ 415,936,114	$ 379,402,373